Schedule of deferred taxes (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Statements [Line Items]
Deferred tax assets (liabilities)	$ 7,439,966	$ 1,425,042	$ 1,271,698
Unrecognized deferred tax assets	(7,439,966)	(1,425,042)	(1,271,698)
Net deferred tax assets	0	0	0
Exploration and evaluation assets
Statements [Line Items]
Deferred tax assets (liabilities)	974,824	974,824	931,609
Property and equipment
Statements [Line Items]
Deferred tax assets (liabilities)	47,452	0	0
Share issue costs
Statements [Line Items]
Deferred tax assets (liabilities)	809,716	1,550	0
Biological assets
Statements [Line Items]
Deferred tax assets (liabilities)	58,573	0	0
Intangible assets
Statements [Line Items]
Deferred tax assets (liabilities)	197,810	0	0
Marketable securities
Statements [Line Items]
Deferred tax assets (liabilities)	2,325	2,325	2,302
Asset retirement obligation
Statements [Line Items]
Deferred tax assets (liabilities)	14,723	14,723	13,948
Allowable capital losses
Statements [Line Items]
Deferred tax assets (liabilities)	93,018	56,568	53,717
Non-capital losses available for future period
Statements [Line Items]
Deferred tax assets (liabilities)	$ 5,241,525	$ 375,052	$ 270,122